Net Income per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net income attributable to Weibo	$ 313,364	$ 494,675	$ 571,823
Denominator:
Weighted average ordinary shares outstanding (in shares)	226,921	225,452	223,751
Basic net income per share attributable to Weibo (in dollars per share)	$ 1.38	$ 2.19	$ 2.56
Numerator:
Net income attributable to Weibo	$ 313,364	$ 494,675	$ 571,823
Add: Effect on interest expenses and amortized issuance cost of convertible debt			15,390
Net income attributable to Weibo for calculating diluted net income per share	$ 313,364	$ 494,675	$ 587,213
Denominator:
Weighted average ordinary shares outstanding (in shares)	226,921	225,452	223,751
Effects of dilutive securities for convertible debt (in shares)	6,800		6,753
Shares used in computing diluted net income per share attributable to Weibo (in shares)	227,637	226,412	232,683
Diluted net income per share attributable to Weibo (in dollars per share)	$ 1.38	$ 2.18	$ 2.52
Options and RSUs
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	3,260	440	60
Denominator:
Effects of dilutive securities (in shares)	700	1,000	2,200
Stock options
Denominator:
Effects of dilutive securities (in shares)	71	153	283
Restricted share units
Denominator:
Effects of dilutive securities (in shares)	645	807	1,896
Convertible notes
Anti-dilutive share
Anti-dilutive share excluded from the calculation of diluted net income per share	6,800	6,800